UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04010

OCM Mutual Fund
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

Name and address of agent for service:

Gregory Orrell
Orrell Capital Management, Inc.
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

Registrant’s telephone number: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments

OCM Gold Fund
Schedule of Investments
As of February 28, 2017
(Unaudited)

Shares			Value
	COMMON STOCKS	96.7%
	Major Gold Producers	36.2%
80,000	Agnico Eagle Mines Ltd.		$3,392,800
200,000	AngloGold Ashanti Ltd. ADR*		2,204,000
325,000	Gold Fields Ltd. ADR		1,004,250
40,000	Goldcorp, Inc.		638,000
230,000	Kinross Gold Corp.*		814,200
70,000	Newmont Mining Corp.		2,396,800
55,000	Randgold Resources Ltd. ADR		5,044,050
100,000	Yamana Gold, Inc.		278,000
			15,772,100

	Intermediate/Mid-Tier Gold Producers	13.4%
100,000	Alacer Gold Corp.*		191,236
300,000	Alamos Gold, Inc.		2,169,000
311,200	B2Gold Corp.*		955,952
100,000	Centerra Gold, Inc.		482,608
62,044	Eldorado Gold Corp.*		189,855
100,000	Endeavour Mining Corp.*		1,866,436
			5,855,087

	Junior Gold Producers	15.7%
260,000	Argonaut Gold, Inc.*		407,168
3,400,000	Jaguar Mining, Inc.*		1,612,709
135,000	Klondex Mines Ltd.*		716,571
1,000,000	Perseus Mining Ltd.*		240,928
650,000	Ramelius Resources Ltd.*		313,961
45,000	Richmont Mines, Inc.*		351,000
1,151,000	Wesdome Gold Mines Ltd.*		3,223,701
			6,866,038

	Exploration and Development Companies	9.6%
100,000	Asanko Gold, Inc.*^		266,000
111,500	Asanko Gold, Inc.*		298,016
650,000	Atlantic Gold Corp.*		474,703
500,000	Blackham Resources Ltd.*		247,259
2,000,000	Crusader Resources Ltd.*		168,673
545,374	Dacian Gold Ltd.*		836,271
224,700	Gascoyne Resources Ltd.*		93,029
2,000,000	Intermin Resources Ltd.*		168,673
1,755,500	Lydian International Ltd.*		508,860
150,000	Premier Gold Mines Ltd.*		292,501
650,000	Roxgold, Inc.*		641,093

5,119,040	Sutter Gold Mining, Inc.*		$211,976
			4,207,054

	Primary Silver Producers	5.6%
200,000	Fortuna Silver Mines, Inc.*		1,133,865
55,000	Tahoe Resources, Inc.^		465,850
100,000	Tahoe Resources, Inc.		847,764
			2,447,479

	Royalty/Streaming Companies	16.2%
14,800	Franco-Nevada Corp.		953,944
8,000	Franco-Nevada Corp.^		516,880
196,400	Maverix Metals, Inc.*		204,060
30,000	Royal Gold, Inc.		1,981,500
175,000	Silver Wheaton Corp.		3,408,560
			7,064,944

	Total Common Stocks (Cost $19,316,252)		42,212,702

	EXCHANGE TRADED FUND	2.8%
10,000	SPDR Gold Shares*		1,192,300

	Total Exchange Traded Fund (Cost $442,100)		1,192,300

	WARRANTS	0.1%
	Exploration and Development Companies	0.1%
1,000,000	Intermin Resources Ltd.* Exercise Price 0.17 AUD, Exp. 8/31/2018		15,334
566,625	Lydian International Ltd.* Exercise Price 0.36 CAD, Exp. 11/27/2017		34,129

	Total Warrants (Cost $24,261)		49,463

	SHORT-TERM INVESTMENT	0.2%
79,327	UMB Money Market Fiduciary, 0.01%		79,327

	Total Short-Term Investment (Cost $79,327)		79,327

	Total Investments (Cost $19,861,940)	99.8%	43,533,792
	Other Assets less Liabilities	0.2%	104,872
	TOTAL NET ASSETS	100.0%	$43,638,664

ADR – American Depository Receipt.

AUD – Australian Dollars.

CAD – Canadian Dollars.

*	Non-income producing security.

^	Denoted investment is a Canadian security traded on U.S. stock exchange.

Note 1. Organization

OCM Mutual Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the “Fund”). The Fund is a non-diversified fund. The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price (“NOCP”). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Trust’s Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s assets:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Major Gold Producers	$15,772,100	$-	$-	$15,772,100
Intermediate/Mid-Tier Gold Producers	5,855,087	-	-	5,855,087
Junior Gold Producers	6,866,038	-	-	6,866,038
Exploration and Development Companies	4,207,054	-	-	4,207,054
Primary Silver Producers	2,447,479	-	-	2,447,479
Royalty/Streaming Companies	7,064,944	-	-	7,064,944
Exchange Traded Fund	1,192,300	-	-	1,192,300
Warrants	49,463	-	-	49,463
Short-Term Investment	79,327	-	-	79,327
Total	$43,533,792	$-	$-	$43,533,792

There were no Level 2 or Level 3 securities as of February 28, 2017.

The Fund recognizes transfers between levels at the end of the reporting period. At the beginning of the period, Dacian Gold Ltd. was halted for trading and was fair valued in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees. At November 30, 2016, this security was classified as a Level 2 and represents the only transfer between levels.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders to relieve it from all or substantially all federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding on the applicable county’s tax rules and rate.

Accounting for Uncertainty in Income Taxes (“Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of February 28, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2013-2017 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended February 28, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3. Federal Income Tax Information

At February 28, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$20,582,829
Unrealized appreciation	$23,972,130
Unrealized depreciation	(1,021,167)
Net unrealized appreciation on investments	$22,950,963

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies (“PFICs”).

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President and Treasurer

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President and Treasurer

Date:	April 24, 2017